Taxes on income - Deferred taxes (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxes on income
Deferred tax assets	€ 967,799	€ 398,491	€ 168,687	€ 168,686
Deferred tax liabilities	(3,781)		€ (145,456)	(145,456)
Unrecognised current tax losses	5,604,000
Deductible temporary differences for which no deferred tax asset is recognised	2,126,000
Deductible temporary differences for which no deferred tax asset is recognised inter-company elimination	865,000
Deferred taxes charged to equity	5,000	9,000
Outside based differences no deferred tax liability recognized	296,000	242,000
Outside based differences indefinitely reinvested	921,000	755,000
Germany
Taxes on income
Accumulated corporate income tax losses carried forward	45,709,000	27,726,000
Accumulated trade tax losses carried forward	44,873,000	27,132,000
Corporate income tax losses carried forward no deferred tax assets were recognized	45,389,000
Trade tax losses carried forward no deferred tax assets were recognized	44,564,000
Other countries
Taxes on income
Deductible temporary differences for which no deferred tax asset is recognised	598,000	796,000
Accumulated corporate income tax losses carried forward	2,517,000	3,701,000
Intangible assets.
Taxes on income
Deferred tax assets	199,402	158,134		115,923
Deferred tax liabilities	(122,157)	(292,338)		(476,530)
Property and equipment.
Taxes on income
Deferred tax assets	15,051
Deferred tax liabilities	(3,165,137)	(3,073,184)		(4,155,783)
Inventories.
Taxes on income
Deferred tax assets	904,425	58,186		312,529
Trade accounts receivables.
Taxes on income
Deferred tax assets	61,177	163,841		50,849
Deferred tax liabilities	(49,201)			(13,913)
Other current assets
Taxes on income
Deferred tax assets	142,464
Deferred tax liabilities	(1,629,005)	(85,795)		(923,473)
Cash and cash equivalents
Taxes on income
Deferred tax assets	6,402	8,100		13,596
Deferred tax liabilities	(94,947)
Provisions noncurrent
Taxes on income
Deferred tax assets	48,996	41,791		34,740
Deferred tax liabilities		(12,737)
Lease liabilities noncurrent
Taxes on income
Deferred tax assets	2,511,560	2,076,118		2,803,625
Trade accounts payable
Taxes on income
Deferred tax assets	501,913	691,939		880,190
Deferred tax liabilities		(60,747)		(86,100)
Provisions current
Taxes on income
Deferred tax assets	186,113
Lease liabilities current
Taxes on income
Deferred tax assets	672,520	484,147		484,298
Deferred tax liabilities	(1,900)
Other financial liabilities
Taxes on income
Deferred tax assets	553,922	208,879		39,935
Other nonfinancial liabilities
Taxes on income
Deferred tax assets	146,835	2,359		15,778
Deferred tax liabilities	(25,490)	(10,445)		(4,011)
Losses carried forward
Taxes on income
Deferred tax assets	101,070	40,242		931,578
Deferred Taxes before netting
Taxes on income
Deferred tax assets	6,051,852	3,933,736		5,683,042
Deferred tax liabilities	(5,087,835)	(3,535,246)		(5,659,809)
Reconciliation
Taxes on income
Netting - deferred tax assets	(5,084,054)	(3,535,246)		(5,514,354)
Netting - deferred tax liabilities	5,084,054	€ 3,535,246		€ 5,514,354
VIA LLC (USA)
Taxes on income
Accumulated trade tax losses carried forward	€ 2,635,000
Period of unrecognised tax losses carry forward	20 years
VTS (Japan)
Taxes on income
Deferred tax liabilities					€ (2,857,000)